Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Trade Accounts Receivable, net [Abstract]
EUAs due from charterers	$ 1,021,000	$ 229,000
Provision for doubtful accounts	0	0
Impairment of Long-Lived Assets [Abstract]
Impairment of vessels	0	$ 0
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 430
Segment Reporting [Abstract]
Number of reportable segments | Segment	1
Vessels [Member]
Vessel Depreciation [Abstract]
Estimated useful life	25 years